Expense Example - BlackRock Capital Appreciation Portfolio - BlackRock Capital Appreciation Portfolio	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	309
Expense Example, with Redemption, 10 Years	$ 718